Prudential Investments

100 Mulberry Street

Gateway Center Three

Newark, NJ 07102

August 11, 2006

United States Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:                               Preliminary Proxy Materials for
Strategic Partners Mutual Funds, Inc.—Strategic Partners Equity Income Fund

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of Strategic Partners Equity Income Fund scheduled for October 30, 2006 (the “Meeting”). These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel

cc:                                 Randolph S. Koch